Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 46	$ 587,415	$ (1,596,568)	$ (1,009,107)
Balance, shares at Dec. 31, 2021		4,622,789
Stock-based compensation			340,152		340,152
Conversion of convertible debt to common stock		$ 2	226,136		226,138
Conversion of convertible debt to common stock, shares		205,984
Net loss				(2,802,487)	(2,802,487)
Issuance of common stock pursuant to warrant exercises			189,828		189,828
Issuance of common stock pursuant to warrant exercises, shares		39,879
Imputed interest			9,221		9,221
Reclassification of warrant			(11,097)		(11,097)
Shares cancellation		$ (1)	1
Shares cancellation, shares		(112,225)
Common stock converted to Series A Preferred Stock	$ 1	$ (7)	6
Common stocks converted to Series A Preferred stock, shares	73,449	(734,492)
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662	(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Stock-based compensation			127,450		127,450
Issuance of common stock (initial public offering), net of issuance costs		$ 13	7,293,638		7,293,651
Issuance of common stock (initial public offering), net of issuance cots, shares		1,297,318
Issuance of common stock for services		$ 1	49,999		50,000
Issuance of common stock for services, shares		7,692
Conversion of convertible debt to common stock		$ 3	1,535,612		1,535,615
Conversion of convertible debt to common stock, shares		331,166
Net loss				(1,325,547)	(1,325,547)
Balance at Mar. 31, 2023	$ 1	$ 57	10,348,361	(5,724,602)	4,623,817
Balance, shares at Mar. 31, 2023	73,449	5,658,111
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662	(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Net loss					(2,805,945)
Balance at Jun. 30, 2023	$ 1	$ 61	12,105,282	(7,205,000)	4,900,344
Balance, shares at Jun. 30, 2023	73,449	6,094,644
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662	(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Stock-based compensation			631,533		631,533
Issuance of common stock (initial public offering), net of issuance costs		$ 13	7,293,638		7,293,651
Issuance of common stock (initial public offering), net of issuance cots, shares		1,297,318
Issuance of common stock for services		$ 1	49,999		50,000
Issuance of common stock for services, shares		7,692
Conversion of convertible debt to common stock		$ 3	1,535,612		1,535,615
Conversion of convertible debt to common stock, shares		331,166
Net loss				(5,355,869)	(5,355,869)
Issuance of common stock pursuant to warrant exercises		$ 4	1,494,654		1,494,658
Issuance of common stock pursuant to warrant exercises, shares		436,533
Balance at Dec. 31, 2023	$ 1	$ 61	12,347,098	(9,754,924)	2,592,236
Balance, shares at Dec. 31, 2023	73,449	6,094,644
Balance at Mar. 31, 2023	$ 1	$ 57	10,348,361	(5,724,602)	4,623,817
Balance, shares at Mar. 31, 2023	73,449	5,658,111
Stock-based compensation			262,267		262,267
Net loss				(1,480,398)	(1,480,398)
Issuance of common stock pursuant to warrant exercises		$ 4	1,494,654		$ 1,494,658
Issuance of common stock pursuant to warrant exercises, shares		436,533			436,533
Balance at Jun. 30, 2023	$ 1	$ 61	12,105,282	(7,205,000)	$ 4,900,344
Balance, shares at Jun. 30, 2023	73,449	6,094,644
Balance at Dec. 31, 2023	$ 1	$ 61	12,347,098	(9,754,924)	2,592,236
Balance, shares at Dec. 31, 2023	73,449	6,094,644
Stock-based compensation			335,417		335,417
Issuance of common stock (initial public offering), net of issuance costs		$ 13	5,674,638		5,674,651
Issuance of common stock (initial public offering), net of issuance cots, shares		1,247,092
Net loss				(1,903,794)	(1,903,794)
Issuance of common stock pursuant to warrant exercises		$ 5	105,811		105,816
Issuance of common stock pursuant to warrant exercises, shares		508,814
Deemed dividend related to warrant price adjustment			16,774	(16,774)
Balance at Mar. 31, 2024	$ 1	$ 79	18,479,738	(11,675,492)	6,804,326
Balance, shares at Mar. 31, 2024	73,449	7,850,550
Balance at Dec. 31, 2023	$ 1	$ 61	12,347,098	(9,754,924)	2,592,236
Balance, shares at Dec. 31, 2023	73,449	6,094,644
Net loss					(3,515,440)
Balance at Jun. 30, 2024	$ 1	$ 79	18,672,120	(13,287,138)	5,385,062
Balance, shares at Jun. 30, 2024	73,449	7,850,550
Balance at Mar. 31, 2024	$ 1	$ 79	18,479,738	(11,675,492)	6,804,326
Balance, shares at Mar. 31, 2024	73,449	7,850,550
Stock-based compensation			192,382		192,382
Net loss				(1,611,646)	(1,611,646)
Balance at Jun. 30, 2024	$ 1	$ 79	$ 18,672,120	$ (13,287,138)	$ 5,385,062
Balance, shares at Jun. 30, 2024	73,449	7,850,550